FINANCIAL STATEMENT SCHEDULE I - Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
REVENUE	$ 4,078,013	$ 3,830,847	$ 2,641,976
OPERATING EXPENSES
General and administrative	(226,980)	(220,224)	(199,830)
Property charges and others	(8,654)	(1,025)	(91)
Total operating expenses	(488,719)	(435,805)	(397,336)
OPERATING INCOME	507,092	445,110	92,512
NON-OPERATING INCOME
Interest income	10,958	4,131	404
Interest expenses, net of capitalized interest	(109,611)	(113,806)	(93,357)
Amortization of deferred financing cost	(13,272)	(14,203)	(14,302)
Foreign exchange gain (loss), net	4,685	(1,771)	3,563
Other income, net	115	3,664	1,074
Listing expenses		(8,950)
Total non-operating expenses	(111,363)	(157,902)	(102,117)
Income Tax Expense	2,943	1,636	(920)
NET INCOME (LOSS)	398,672	288,844	(10,525)
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE
OPERATING EXPENSES
General and administrative	(26,164)	(19,474)	(14,985)
Property charges and others		(1,000)
Total operating expenses	(26,164)	(20,474)	(14,985)
OPERATING INCOME	(26,164)	(20,474)	(14,985)
NON-OPERATING INCOME
Interest income	5,544	3,683	6
Interest expenses, net of capitalized interest	(16,634)	(12,060)	(242)
Amortization of deferred financing cost	(3,732)	(2,260)
Foreign exchange gain (loss), net	118	(293)	(41)
Other income, net	17,103	14,812	11,257
Listing expenses		(8,950)
Share of results of subsidiaries	441,112	320,809	(6,129)
Total non-operating expenses	443,511	315,741	4,851
INCOME (LOSS) BEFORE INCOME TAX	417,347	295,267	(10,134)
Income Tax Expense	(144)	(611)	(391)
NET INCOME (LOSS)	$ 417,203	$ 294,656	$ (10,525)